ASSETS CLASSIFIED AS HELD FOR SALE (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 3,825	$ 4,677
Liabilities of disposal group	(508)	(538)
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	3,317	4,139
Non-current assets held for sale [member]
Statement1 [Line Items]
Investment in joint ventures	63	83
Disposal groups classified as held for sale [member]
Statement1 [Line Items]
Net assets of disposal group	$ 3,762	$ 4,594